Description of Business and Basis for Preparation (Policies)	6 Months Ended
Jun. 30, 2020
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Basis of Accounting
Basis of Accounting

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These unaudited condensed interim consolidated financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as of and for the year ended December 31, 2019, included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019 (the “2019 Form 20-F”), filed with the Securities and Exchange Commission on June 12, 2020. These unaudited condensed interim consolidated financial statements do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

With the exception of the standards, interpretations, and amendments of standards and interpretations that are effective for the first time in the financial year (see Note 1.5 – New standards, interpretations and amendments to standards and interpretations) and the treatment of income tax expenses in accordance with IAS 34, the accounting policies adopted are consistent with those of the previous financial year as of and for the year ended December 31, 2019, as disclosed in the 2019 Form 20-F.

These unaudited condensed interim consolidated financial statements were authorized for issue by the Company’s management board on August 27, 2020.

Functional and presentation currency
Functional and presentation currency

These unaudited condensed interim consolidated financial statements are presented in Euro, which is the Group's presentation currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The financial statements of the Group's foreign subsidiaries are prepared using the local currency as the subsidiary's functional currency. The Group translates the assets and liabilities into Euro using period-end exchange rates at the reporting date, and revenue and expenses using average exchange rates for the period. The resulting translations gain or loss is included in Accumulated other comprehensive income and is excluded from Net loss.

Use of judgments and estimates
Use of judgments and estimates

In preparing these unaudited condensed interim consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2019, as disclosed in the 2019 Form 20-F.

New standards and amendments to standards applicable after January 1, 2020
New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2021 and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these unaudited condensed interim consolidated financial statements.

Standard interpretation
Amendments to IAS 37	Amendments to 'Onerous Contracts – Cost of Fulfilling a Contract'
Amendments to IFRS 4	Amendments to 'Insurance Contracts - deferral of IFRS 9'
Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41	Amendments to 'Annual Improvements to IFRS Standards 2018-2020'
Amendments to IAS 16	Amendments to 'Property, Plant and Equipment: Proceeds before Intended Use'
Amendments to IFRS 3	Amendments to 'Reference to the Conceptual Framework'
IFRS 17	Insurance Contracts
Amendments to IFRS 17	Amendments to 'Insurance Contracts'
Amendments to IAS 1	Amendments to 'Classification of liabilities as current or non-current'

None of these standards, amendments to standards, or new interpretations are expected to have a significant effect on the unaudited condensed interim consolidated financial statements of the Group.

New standards adopted on January 1, 2019
The new standards that were effective for annual periods beginning on January 1, 2020 and adopted by Group for the first time did not have a significant effect on the unaudited condensed interim consolidated financial statements.

Correction of an error
Correction of an error

During the preparation of the consolidated financial statements for the fiscal year ended December 31, 2019, the Group discovered that current contract liabilities, revenue and trade receivables were incorrectly calculated in years prior to 2019. These errors resulted from incorrect automated bookings generated by a legacy software application used by the Group’s German subsidiary which interfaces with the subscription data platform.

Operating segments
Operating segments

Basis for segmentation

The management board of Spark Networks is the Group’s chief operating decision maker (“CODM”).

In line with the management approach, the operating segments were identified on the basis of the Group's internal reporting. Internal reporting is the basis for the allocation of resources and the evaluation of the performance of the operating segments by the management board. On this basis, the Group’s business activity is segmented according to the countries it operates in.

The performance of the operating segments is measured on the basis of revenue and direct marketing expenses only. Due to the Group’s integrated business structure, costs and expenses other than direct marketing expenses are not allocated to the individual reportable segments. As such, the Group does not measure operating profit or loss by segment for internal reporting purposes. Assets are not allocated to the different business segments for internal reporting purposes.

When making operating decisions and assessing performance, the CODM only reviews direct marketing expenses excluding personnel-related and certain other expenses, which are included in cost of revenue in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

Information about reportable segments

While the CODM receives separate information for each country, all countries other than the United States and Canada (together, "North America") have been aggregated into one reportable segment as the business model and long-term margin expectations are similar. This means that the Group reports the two reportable segments as North America and International.

Earnings per share
Earnings per share

The Group presents earnings per share data for its common shares. Earnings per share is calculated by dividing the net (loss) income of the period by the weighted average number of common shares outstanding during the period.

Dilutive net (loss) earnings per share includes any dilutive impact of stock options.